SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Buildings	$ 25,192,351	$ 27,161,241
Machinery and equipment	6,847,546	5,848,505
Office equipment and furniture	928,429	1,042,408
Automobiles	779,065	837,276
Leasehold improvements	40,751,384	44,384,670
Total	74,498,775	79,274,100
Less: Accumulated depreciation	(12,538,764)	(10,530,744)
Impairment of property, plant and equipment	(273,162)	(295,744)
Property, plant and equipment, net	$ 61,686,849	$ 68,447,612